Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of reconciliation of the (provision) recovery for income taxes [Table Text Block]
	Year ended December 31,
	2023	2022	2021
Loss before income taxes	$(2,628,248)	$(2,763,134)	$(9,325,226)
Statutory tax rate	27%	27%	27%
Recovery of income tax taxes based on combined federal and provincial statutory rates	(709,000)	(746,000)	(2,518,000)
Change in statutory, foreign tax, foreign exchange rates and other	15,000	(24,000)	20,000
Permanent differences	347,000	610,000	620,000
Share issue cost	(2,000)	(7,000)	(8,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	12,000	14,000	31,000
Changes in unrecognized deductible differences	337,000	153,000	1,855,000
Total income tax expense (recovery)	$-	$-	$-

Disclosure of company's deferred tax assets [Table Text Block]
	2023	2022	2021
Deferred tax assets
Allowable capital losses	$16,000	$16,000	$24,000
Debt with accretion	221,000	47,000	-
Marketable securities	5,000	-	83,000
Joint venture settlement obligation	50,000	-	-
Non-capital and net operating loss carry forward	3,345,000	3,237,000	3,040,000
	3,637,000	3,300,000	3,147,000
Unrecognized deferred tax assets	(3,637,000)	(3,300,000)	(3,147,000)
	-	-	-

Disclosure of temporary differences, unused tax credits and unused tax losses [Table Text Block]
	December 31, 2023		December 31, 2022
Temporary Differences	$	Expiry	$	Expiry
Share issue costs	60,000	2044 to 2047	60,000	2038 to 2046
Allowable capital losses	819,000	No expiry	174,000	No expiry
Marketable securities	34,000	No expiry	-	No expiry
Joint venture settlement obligation	186,000	No expiry	-	No expiry
Non-capital losses available for future periods	12,451,000	2029 to 2042	12,048,000	2029 to 2042
Canada	12,012,000	2034 to 2043	11,637,000	2029 to 2042
USA	318,000	2024 to no expiry	280,000	2023 to no expiry
USA	103,000	2024 to 2029	138,000	2023 to 2028
	December 31, 2021
Temporary Differences	$	Expiry
Share issue costs	88,000	2038 to 2042
Allowable capital losses	-	No expiry
Marketable securities	615,000	No expiry
Non-capital losses available for future periods	11,321,000	2029 to 2039
Canada	11,025,000	2029 to 2041
USA	306,000	2031 to 2041